Investment in associated companies - Share in Results from Associated Companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	$ 3	$ 0	$ (22)
Seadrill Partners | Seadrill Partners - Subordinated Units
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	0	0	(21)
Sonadrill
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	5	(2)	(1)
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	$ (2)	$ 2	$ 0